FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Estimates of Accumulated Claims Incurred (Details) - PEN (S/)	Dec. 31, 2024	Dec. 31, 2023
Gross estimates of the undiscounted amount of the claims [Abstract]
At the end of the claim year	S/ 14,958,064,000	S/ 14,584,486,000
1 year later	1,167,744,000	1,134,245,000
2 years later	492,958,000	496,461,000
3 years later	208,944,000	228,226,000
4 years later	112,491,000	86,872,000
5 years later	42,671,000	35,422,000
6 years later	53,930,000	19,272,000
7 years later	12,620,000	19,563,000
8 years later	6,816,000	14,442,000
9 years later	3,952,000	2,033,000
Accumulated gross claims and other directly attributable expenses paid for the year of occurrence	17,060,190,000	16,621,022,000
Liabilities / Gross Obligations accumulated by claims	2,970,074,000	2,761,562,000
Discount event	(189,917,000)	(193,602,000)
Effect of Risk Adjustment for non-financial risk	28,729,000	21,590,000
Gross LIC of the Temporary Regime and Definitive Regime	39,082,000	41,451,000
Gross provision for incurred claims	2,847,968,000	2,631,001,000
2014/2015 [Member]
Gross estimates of the undiscounted amount of the claims [Abstract]
At the end of the claim year	1,637,838,000	1,397,461,000
1 year later	2,458,000	1,027,000
2 years later	2,052,000	129,000
3 years later	3,390,000	0
4 years later	0	0
5 years later	0	0
6 years later	0	0
7 years later	0	0
8 years later	0	0
9 years later	0	0
Accumulated gross claims and other directly attributable expenses paid for the year of occurrence	1,645,738,000	1,398,617,000
Liabilities / Gross Obligations accumulated by claims	8,317,000	3,672,000
Discount event	(1,614,000)	(527,000)
Effect of Risk Adjustment for non-financial risk	0	0
Gross LIC of the Temporary Regime and Definitive Regime	0	0
Gross provision for incurred claims	6,703,000	3,145,000
2015/2016 [Member]
Gross estimates of the undiscounted amount of the claims [Abstract]
At the end of the claim year	1,047,428,000	963,490,000
1 year later	1,999,000	3,453,000
2 years later	164,000	577,000
3 years later	82,000	53,000
4 years later	1,533,000	0
5 years later	0	0
6 years later	0	0
7 years later	0	0
8 years later	0	0
9 years later	0	0
Accumulated gross claims and other directly attributable expenses paid for the year of occurrence	1,051,206,000	967,573,000
Liabilities / Gross Obligations accumulated by claims	6,919,000	6,335,000
Discount event	(1,021,000)	(775,000)
Effect of Risk Adjustment for non-financial risk	0	0
Gross LIC of the Temporary Regime and Definitive Regime	0	0
Gross provision for incurred claims	5,898,000	5,560,000
2016/2017 [Member]
Gross estimates of the undiscounted amount of the claims [Abstract]
At the end of the claim year	1,602,775,000	1,039,516,000
1 year later	2,917,000	3,475,000
2 years later	1,889,000	3,441,000
3 years later	92,000	505,000
4 years later	46,000	81,000
5 years later	843,000	0
6 years later	0	0
7 years later	0	0
8 years later	0	0
9 years later	0	0
Accumulated gross claims and other directly attributable expenses paid for the year of occurrence	1,608,562,000	1,047,018,000
Liabilities / Gross Obligations accumulated by claims	7,909,000	8,955,000
Discount event	(1,015,000)	(1,207,000)
Effect of Risk Adjustment for non-financial risk	0	0
Gross LIC of the Temporary Regime and Definitive Regime	0	0
Gross provision for incurred claims	6,894,000	7,748,000
2017/2018 [Member]
Gross estimates of the undiscounted amount of the claims [Abstract]
At the end of the claim year	1,152,556,000	1,628,377,000
1 year later	5,830,000	1,693,000
2 years later	3,469,000	4,265,000
3 years later	2,122,000	3,902,000
4 years later	90,000	278,000
5 years later	75,000	28,000
6 years later	811,000	0
7 years later	0	0
8 years later	0	0
9 years later	0	0
Accumulated gross claims and other directly attributable expenses paid for the year of occurrence	1,164,953,000	1,638,543,000
Liabilities / Gross Obligations accumulated by claims	18,380,000	13,396,000
Discount event	(1,900,000)	(1,687,000)
Effect of Risk Adjustment for non-financial risk	0	0
Gross LIC of the Temporary Regime and Definitive Regime	0	0
Gross provision for incurred claims	16,480,000	11,709,000
2018/2019 [Member]
Gross estimates of the undiscounted amount of the claims [Abstract]
At the end of the claim year	1,426,087,000	1,154,065,000
1 year later	15,447,000	6,872,000
2 years later	4,180,000	8,398,000
3 years later	2,880,000	4,665,000
4 years later	2,389,000	3,148,000
5 years later	144,000	262,000
6 years later	81,000	40,000
7 years later	1,419,000	0
8 years later	0	0
9 years later	0	0
Accumulated gross claims and other directly attributable expenses paid for the year of occurrence	1,452,627,000	1,177,450,000
Liabilities / Gross Obligations accumulated by claims	30,226,000	30,289,000
Discount event	(2,849,000)	(2,890,000)
Effect of Risk Adjustment for non-financial risk	0	0
Gross LIC of the Temporary Regime and Definitive Regime	0	0
Gross provision for incurred claims	27,377,000	27,399,000
2019/2020 [Member]
Gross estimates of the undiscounted amount of the claims [Abstract]
At the end of the claim year	1,548,529,000	1,450,470,000
1 year later	21,123,000	9,523,000
2 years later	11,051,000	5,701,000
3 years later	3,500,000	2,263,000
4 years later	4,431,000	4,684,000
5 years later	3,446,000	4,008,000
6 years later	111,000	438,000
7 years later	30,000	93,000
8 years later	1,028,000	0
9 years later	0	0
Accumulated gross claims and other directly attributable expenses paid for the year of occurrence	1,593,249,000	1,477,180,000
Liabilities / Gross Obligations accumulated by claims	56,998,000	34,361,000
Discount event	(4,729,000)	(3,597,000)
Effect of Risk Adjustment for non-financial risk	0	0
Gross LIC of the Temporary Regime and Definitive Regime	0	0
Gross provision for incurred claims	52,269,000	30,764,000
2020/2021 [Member]
Gross estimates of the undiscounted amount of the claims [Abstract]
At the end of the claim year	2,106,530,000	1,538,564,000
1 year later	107,965,000	38,655,000
2 years later	39,861,000	13,276,000
3 years later	11,137,000	5,093,000
4 years later	4,203,000	2,712,000
5 years later	6,419,000	5,379,000
6 years later	5,158,000	4,331,000
7 years later	30,000	358,000
8 years later	46,000	42,000
9 years later	297,000	0
Accumulated gross claims and other directly attributable expenses paid for the year of occurrence	2,281,646,000	1,608,410,000
Liabilities / Gross Obligations accumulated by claims	222,417,000	81,747,000
Discount event	(15,369,000)	(7,361,000)
Effect of Risk Adjustment for non-financial risk	0	0
Gross LIC of the Temporary Regime and Definitive Regime	0	0
Gross provision for incurred claims	207,048,000	74,386,000
2021/2022 [Member]
Gross estimates of the undiscounted amount of the claims [Abstract]
At the end of the claim year	1,379,742,000	2,000,372,000
1 year later	167,943,000	137,774,000
2 years later	127,303,000	71,537,000
3 years later	31,737,000	22,757,000
4 years later	9,776,000	7,511,000
5 years later	4,076,000	2,762,000
6 years later	4,783,000	7,395,000
7 years later	2,316,000	5,953,000
8 years later	92,000	66,000
9 years later	854,000	29,000
Accumulated gross claims and other directly attributable expenses paid for the year of occurrence	1,728,622,000	2,256,156,000
Liabilities / Gross Obligations accumulated by claims	466,484,000	321,842,000
Discount event	(34,248,000)	(27,666,000)
Effect of Risk Adjustment for non-financial risk	0	0
Gross LIC of the Temporary Regime and Definitive Regime	0	0
Gross provision for incurred claims	432,236,000	294,176,000
2022/2023 [Member]
Gross estimates of the undiscounted amount of the claims [Abstract]
At the end of the claim year	1,564,601,000	1,687,397,000
1 year later	172,015,000	317,513,000
2 years later	85,383,000	197,750,000
3 years later	59,927,000	89,213,000
4 years later	22,453,000	24,184,000
5 years later	9,912,000	7,492,000
6 years later	4,248,000	2,405,000
7 years later	3,339,000	6,962,000
8 years later	2,328,000	4,639,000
9 years later	244,000	356,000
Accumulated gross claims and other directly attributable expenses paid for the year of occurrence	1,924,450,000	2,337,911,000
Liabilities / Gross Obligations accumulated by claims	454,110,000	839,516,000
Discount event	(34,104,000)	(64,783,000)
Effect of Risk Adjustment for non-financial risk	0	0
Gross LIC of the Temporary Regime and Definitive Regime	0	0
Gross provision for incurred claims	420,006,000	774,733,000
2023/2024 [Member]
Gross estimates of the undiscounted amount of the claims [Abstract]
At the end of the claim year	1,491,978,000	1,724,774,000
1 year later	670,047,000	614,260,000
2 years later	217,606,000	191,387,000
3 years later	94,077,000	99,775,000
4 years later	67,570,000	44,274,000
5 years later	17,756,000	15,491,000
6 years later	38,738,000	4,663,000
7 years later	5,486,000	6,197,000
8 years later	3,322,000	9,695,000
9 years later	2,557,000	1,648,000
Accumulated gross claims and other directly attributable expenses paid for the year of occurrence	2,609,137,000	2,712,164,000
Liabilities / Gross Obligations accumulated by claims	1,698,314,000	1,421,449,000
Discount event	(93,068,000)	(83,109,000)
Effect of Risk Adjustment for non-financial risk	28,729,000	21,590,000
Gross LIC of the Temporary Regime and Definitive Regime	0	0
Gross provision for incurred claims	S/ 1,633,975,000	S/ 1,359,930,000